Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Cash and cash equivalents	$ 123,668	$ 225,277	$ 1,503,105
Accounts receivable, net	536,272	690,575	391,114
Prepaid expenses	35,458	165,736	24,569
Deferred finance costs, net	17,907	0
Other current assets	50,301	38,897	39,104
Total current assets	763,606	1,120,485	1,957,892
Property and equipment, net	140,135	152,434	140,918
Other assets:
Intangible assets, net	97,631	108,091	3,795
Security deposits	21,038	21,038	8,340
Total assets	1,022,410	1,402,048	2,110,945
Current liabilities:
Accounts payable	1,146,290	1,080,015	636,864
Accrued payroll	305,732	224,438	81,014
Deferred rent	3,975	10,830	0
Unearned revenue	1,086,757	1,132,794	1,097,466
Compound embedded derivative	25,861	0
Current portion of capital lease obligations	20,643	25,070	18,235
Current portion of notes payable	494,720	0	333,333
Total current liabilities	3,083,978	2,473,147	2,166,912
Capital lease obligations, less current portion	23,759	27,850	10,569
Deferred rent		0	9,220
Warrant liability	647,789	752,486	0
Total liabilities	3,755,526	3,253,483	2,186,701
Stockholders' deficit:
Additional paid-in capital	16,310,991	16,275,484	14,074,956
Accumulated deficit	(19,047,974)	(18,130,784)	(14,152,192)
Total stockholders’ deficit	(2,733,116)	(1,851,435)	(75,756)
Total liabilities and stockholders' deficit	1,022,410	1,402,048	2,110,945
Series A Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		0	76
Series A-1 Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		0	78
Series A-2 Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		0	1,226
Series A Common Stock [Member]
Stockholders' deficit:
Common Stock		0	50
Series B Non-Voting Common Stock [Member]
Stockholders' deficit:
Common Stock		0	50
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock	0	0	0
Common Stock [Member]
Stockholders' deficit:
Common Stock	$ 3,867	$ 3,865	$ 0